UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Horizon Active Asset Allocation Fund

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:   2/28/13

Item 1.  Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 28, 2013 (Unaudited)

Shares/Contracts		Value

	EQUITY FUNDS - 98.0%
	INTERNATIONAL EQUITY - 7.8%
110,384	Vanguard MSCI Pacific ETF	$ 6,199,165

	LARGE CAP BLEND - 9.8%
51,032	SPDR S&P 500 ETF Trust	7,732,879

	LARGE CAP GROWTH - 25.5%
165,003	iShares Dow Jones Select Dividend Index Fund	10,080,033
71,763	SPDR Dow Jones Industrial Average ETF Trust	10,066,914
		20,146,947
	LARGE CAP VALUE - 19.1%
211,195	iShares S&P 500 Value Index Fund	15,089,883

	MID CAP VALUE - 14.7%
211,751	iShares Russell Midcap Value Index Fund	11,627,247

	SMALL CAP VALUE - 7.8%
76,627	iShares Russell 2000 Value Index Fund	6,196,826

	SPECIALTY - 13.3%
96,258	iShares Dow Jones US Energy Sector Index Fund	4,267,117
91,159	iShares Dow Jones US Real Estate Index Fund	6,209,751
		10,476,868

	TOTAL EQUITY FUNDS (Cost - $76,643,677)	77,469,815

	PURCHASED PUT OPTIONS - 0.1% *
32	S & P 500 Index
	Expiration March 2013, Exercise Price $1,450.00 **	11,200
24	S & P 500 Index
	Expiration March 2013, Exercise Price $1,470.00 **	12,960
30	S & P 500 Index
	Expiration April 2013, Exercise Price $1,505.00 **	78,900
	TOTAL PURCHASED PUT OPTIONS (Cost - $212,886)	103,060

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
2,710,939	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,710,939)	2,710,939

	TOTAL INVESTMENTS - 101.5% (Cost - $79,567,502) (a)	$ 80,283,814
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.5) %	(1,235,255)
	NET ASSETS - 100.0%	$ 79,048,559

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $79,607,431  and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

Unrealized appreciation	$ 925,525
Unrealized depreciation	(249,142)
Net unrealized appreciation	$ 676,383

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013  for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$ 77,469,815	$ -	$ -	$ 77,469,815
Purchased Put Options	103,060	-	-	103,060
Money Market Funds	2,710,939	-	-	2,710,939
Total	$ 80,283,814	$ -	$ -	$ 80,283,814

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds

The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Active Asset Allocation Fund

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

4/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

4/23/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

4/23/13